Trade receivables - Summary of Allowance For Credit Losses (Detail) - Trade receivables - Method of assessment of expected credit losses - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Allowance For Credit Losses [Line Items]
Beginning Balance	₨ 176	₨ 106
Provision for expected credit losses for the year	386	70
Ending Balance	₨ 562	₨ 176